SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Revision of Prior Period Financial Statements
The following tables present line items in the Company’s financial statements - statutory basis as of and for the year ended December 31, 2017 that have been affected by the revisions. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the adjustments, and the amounts as currently revised.

	December 31, 2017
	As Reported	Adjustments	As Revised
	(in millions)
Balance Sheets - Statutory Basis
LIABILITIES AND CAPITAL AND SURPLUS:
Policy reserves and deposit-type funds	1,013.1	15.7	1,028.8
Total Liabilities	3,432.4	15.7	3,448.1
Capital and surplus:
Capital and Surplus	302.7	(15.7)	287.0
Total Liabilities and Capital and Surplus	$3,735.1	$—	$3,735.1

	Year Ended December 31, 2017
	As Reported	Adjustments	As Revised
	(in millions)
Statement of Operations - Statutory Basis
BENEFITS AND EXPENSES:
Increase (decrease) in reserves	255.1	(1.2)	253.9
Total Expenses	696.9	(1.2)	695.7
Net gain (loss) from operations before federal income taxes ("FIT")	(57.9)	1.2	(56.7)
FIT expense (benefit) incurred (excluding tax on capital gains)	(22.3)	1.0	(21.3)
Net gain (loss) from operations	(35.6)	0.2	(35.4)
Net income (loss)	$(12.4)	$0.2	$(12.2)

Statement of Changes in Capital and Surplus - Statutory Basis
Balance, beginning of year:
Unassigned surplus (deficit)	$(77.1)	$(15.9)	$(93.0)
Total capital and surplus	318.6	(15.9)	302.7
Net income (loss)	(12.4)	0.2	(12.2)
Net change in Capital and Surplus	(15.9)	0.2	(15.7)
Balance, end of year:
Unassigned surplus (deficit)	(93.0)	(15.7)	(108.7)
Total capital and surplus	$302.7	$(15.7)	$287.0
The following tables present line items in the Company’s financial statements -statutory basis for the year ended December 31, 2016 that have been affected by the revisions. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the adjustments, and the amounts as currently revised.

	Year Ended December 31, 2016
	As Reported	Adjustments	As Revised
	(in millions)
Statement of Operations - Statutory Basis
BENEFITS AND EXPENSES:
Increase (decrease) in reserves	$199.1	$6.4	$205.5
Total benefits and expenses	593.8	6.4	600.2
Net gain (loss) from operations before federal income taxes ("FIT")	(24.5)	(6.4)	(30.9)
FIT incurred (excluding tax on capital gains)	(15.2)	2.2	(13.0)
Net gain (loss) from operations	(9.3)	(8.6)	(17.9)
Net income (loss)	$(14.4)	$(8.6)	$(23.0)

	Year Ended December 31, 2016
	As Reported	Adjustments	As Revised
	(in millions)
Statement of Changes in Capital and Surplus - Statutory Basis
Balance, beginning of year:
Unassigned surplus (deficit)	$(42.9)	$(16.4)	$(59.3)
Total capital and surplus	352.8	(16.4)	336.4
Net income (loss)	(14.4)	(8.6)	(23.0)
Prior year correction	(9.1)	9.1	—
Net change in Capital and Surplus	(34.2)	0.5	(33.7)
Balance, end of year:
Unassigned surplus (deficit)	(77.1)	(15.9)	(93.0)
Total capital and surplus	$318.6	$(15.9)	$302.7

Statutory Accounting Practices Disclosure
Listed below is the reconciliation between the accompanying audited financial statements and the Annual Statement as filed:

2018	Total Assets	Total Liabilities	Capital and Surplus	Total Liabilities Surplus and Other Funds	Net Income
	(in millions)
Annual Statement, as filed	$3,704.8	$3,482.4	$222.4	$3,704.8	$(89.4)
Adjustment for reserves	—	—	—	—	0.6
Audited statutory financial statements as reported herein	$3,704.8	$3,482.4	$222.4	$3,704.8	$(88.8)

2017	Total Assets	Total Liabilities	Capital and Surplus	Total Liabilities Surplus and Other Funds	Net Income
	(in millions)
Annual Statement, as filed	$3,735.1	$3,432.4	$302.7	$3,735.1	$(12.4)
Adjustment for reserves	—	15.7	(15.7)	—	0.2
Audited statutory financial statements as reported herein	$3,735.1	$3,448.1	$287.0	$3,735.1	$(12.2)

2016	Total Assets	Total Liabilities	Capital and Surplus	Total Liabilities Surplus and Other Funds	Net Income
	(in millions)
Annual Statement, as filed	$3,155.6	$2,837.0	$318.6	$3,155.6	$(14.4)
Adjustment for reserves	1.0	16.4	(15.9)	1.0	(8.6)
Audited statutory financial statements as reported herein	$3,156.6	$2,853.4	$302.7	$3,156.6	$(23.0)